Share-based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May. 11, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized		$ 83,400
Unrecognized stock-based compensation expense, weighted average period (years)		2 years 4 months 24 days
Tax benefit on exercise of options		$ 2,463	$ 800
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share		100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000
Maximum number of award as percentage of shares outstanding		10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period		5 years
Shares expiration period		8 years
Contractual term of options outstanding		4 years 10 months 6 days
Weighted average fair value per option		$ 11.70		$ 10.40
Exercisable - number of shares		962,227
Exercisable - weighted average remaining contractual life		3 years 6 months 4 days
Exercisable - weighted average exercise price		$ 25.88
Fully vested total intrinsic value		$ 39,900
Intrinsic value of option exercised		$ 12,600	$ 10,900
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value		$ 5.88
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Contractual term of options outstanding		8 years
Options outstanding fair value		$ 19.78
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	4,100,000
Number of additional shares authorized for issuance	2,500,000
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period		3 years
Outstanding - number of shares		935,065		669,171
Performance Share Unit (PSUs) | Vest Upon the Achievement of EPS Performance Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares expected to vest - number of shares		460,553